Related Party Transactions - (Details) - USD ($)			1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 05, 2018	Nov. 02, 2018	Nov. 30, 2018	Dec. 31, 2015	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions
Equity investment		$ 15,000,000			$ 31,000,000	$ 122,223,000	$ 25,000,000
Series B-3 preferred stock
Related Party Transactions
Equity investment	$ 93,400,000		$ 15,000,000
Lilly Agreement
Related Party Transactions
Upfront non-refundable payment received		25,000,000
Equity investment		$ 15,000,000
Lilly Agreement | Lilly
Related Party Transactions
Upfront non-refundable payment received			25,000,000
Lilly Agreement | Lilly | Series B-3 preferred stock
Related Party Transactions
Equity investment			$ 15,000,000
Consulting Agreement | Scientific Founder
Related Party Transactions
Monthly consulting fees				$ 5,000
Amount due to related party						120,000
Yale License Agreement | Yale University
Related Party Transactions
Milestone payments per product				3,000,000
Sponsored Research Agreement | Yale University
Related Party Transactions
Amount provided to fund research program				$ 12,400,000
Aggregate payments made						7,400,000
Payments made to related party						$ 2,500,000	$ 2,100,000